Lease liabilities - Summary of lease liabilities and discount rates (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 571	$ 776	$ 666	$ 566
0 to 1 year [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 71	$ 53	$ 87
Effective average monthly rate used	0.86%	1.15%	1.55%
1 to 2 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 161	$ 248	$ 142
Effective average monthly rate used	0.76%	0.89%	1.17%
2 to 3 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 179	$ 140	$ 210
Effective average monthly rate used	0.74%	0.89%	1.02%
3 to 4 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 43	$ 149	$ 46
Effective average monthly rate used	0.69%	0.82%	0.97%
4 to 5 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 28	$ 55	$ 118
Effective average monthly rate used	0.79%	0.69%	0.90%
5 to 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 80	$ 112	$ 38
Effective average monthly rate used	0.62%	0.66%	0.81%
More than 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 9	$ 19	$ 25
Effective average monthly rate used	0.70%	0.73%	0.75%